PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                           STRONG HERITAGE MONEY FUND
                          STRONG INVESTORS MONEY FUND
                            STRONG MONEY MARKET FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                             STRONG ADVANTAGE FUND
                        STRONG MUNICIPAL ADVANTAGE FUND

               Supplement to the Prospectus dated March 1, 1999


STRONG MUNICIPAL MONEY MARKET FUND

Effective May 10, 1999, Mr. John C. Bonnell became a co-portfolio manager of the Strong Municipal Money Market Fund ("Fund"). Mr. Bonnell joined Strong Capital Management, Inc., the Fund's investment advisor ("Advisor"), in May 1999. For ten years prior to joining the Advisor, Mr. Bonnell worked at USAA Investment Management Company, most recently serving as an executive director and portfolio manager. From 1995 to 1996, Mr. Bonnell was a senior securities analyst and from 1991 to 1995 he served as a securities analyst. From 1989 to 1991, Mr. Bonnell was a portfolio assistant. Mr. Bonnell received his bachelors degree in Finance from the University of Texas in 1987 and his Masters of Business Administration from St. Mary's University in 1991.

STRONG HERITAGE MONEY FUND

The following paragraph replaces the information contained under the heading "Your Account - Additional Policies - Heritage Money Fund Account Maintenance and Transaction Fees" found on page 27 of the Fund's prospectus:

For the HERITAGE MONEY FUND, a $3 fee will be charged for each exchange, redemption, or check transaction. A $3 quarterly account maintenance fee is also charged if the balance in your HERITAGE MONEY FUND is less than $25,000. HOWEVER, WE WILL WAIVE THESE FEES IF YOUR COMBINED STRONG FUNDS' ACCOUNT BALANCE IS $100,000 (OR HIGHER) AT THE END OF THE QUARTER DURING WHICH (1) YOU EXCHANGED, REDEEMED, OR WROTE A CHECK, OR (2) YOUR ACCOUNT BALANCE FELL BELOW $25,000.

STRONG INVESTORS MONEY FUND

The following information replaces the information related to the Strong Investors Money Fund found on page 7 of the Fund's prospectus:

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                         TOTAL ANNUAL    FEE WAIVERS
                  MANAGEMENT   OTHER     FUND OPERATING  AND/OR         NET FUND
FUND              FEES         EXPENSES  EXPENSES**      ABSORPTIONS**  EXPENSES
----------------  -----------  --------  --------------  -------------- --------
Investors Money   0.50%        1.50%*    2.00%            1.85%         0.15%

*BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
**WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR MANAGEMENT FEES AND ABSORB EXPENSES FOR THE INVESTORS MONEY FUND TO KEEP TOTAL EXPENSES AT OR BELOW (1) 0.15%
UNTIL SEPTEMBER 30, 1999, AND (2) 0.25% FROM OCTOBER 1 UNTIL DECEMBER 31, 1999.


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The following information replaces the information related to the Strong
Investors Money Fund found on page 22 of the Fund's prospectus:

For the STRONG INVESTORS MONEY FUND:

- You may only open one regular account. You may not make additional purchases after your account reaches $50,000. If you participate in an Automatic Investment Plan, we will discontinue the plan after your account reaches $50,000.
- You may open up multiple IRA accounts. You may not make additional purchases into your IRA accounts once the aggregate value of all of your IRA accounts in the Fund reaches $50,000. If you participate in an Automatic Investment Plan, we will discontinue the plan after the value of your IRA accounts reaches $50,000.

 The following information replaces the information related to the Strong Investors Money Fund found on page 34 of the Fund's prospectus:

 Additionally, with the STRONG INVESTORS MONEY FUND, we reserve the right to:

- Redeem shares in your regular account that exceed $50,000 (exclusive of dividends).
- Redeem shares in your IRA accounts that, in the aggregate, exceed $50,000 (exclusive of dividends).
- Close accounts and redeem all shares in the accounts if you have more than one regular account.

            The date of this Prospectus Supplement is May 24, 1999.

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